Related Party Disclosure - Schedule of compensation provided to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Salary and/or consulting fees	$ 2,520	$ 2,321
Termination benefits	10,914	1,008
Bonus compensation	1,400	800
Stock-based compensation	7,051	6,800
Total	$ 21,285	$ 10,929